Property and Equipment, Net	12 Months Ended
Mar. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 6 — PROPERTY AND EQUIPMENT, NET

	As of March 31,
	2020	2021
	RMB	RMB
Office real estate	20,995	20,995
Furniture and equipment	5,147	5,132
Production and other machineries	23,884	23,883
Total	50,026	50,010
Less: accumulated depreciation	11,188	14,327
Property and equipment, net	38,838	35,683

Included in furniture, fixtures and equipment is computer software with net values of RMB126 and RMB94 as of March 31, 2020 and 2021, respectively.

Depreciation charged to expense amounted to RMB3,192, RMB3,479 and RMB3,149 for the years ended March 31, 2019, 2020 and 2021, respectively.

No impairment for property and equipment was recorded for the years ended March 31, 2019, 2020 and 2021.

Details of production and other machineries on lease out under operating lease are as follows:

	As of March 31,
	2020	2021
	RMB	RMB
Cost	23,737	23,737
Less: accumulated depreciation and amortization	4,510	6,765
Net book value	19,227	16,972